CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Revenue	$ 19,393,343	$ 14,074,649
Cost of revenue	9,127,338	6,764,319
Gross profit	10,266,005	7,310,330
Operating expenses
Research and development	2,981,271	1,889,208
Sales and marketing	8,865,328	5,776,084
General and administrative	9,894,899	4,467,576
Total operating expenses	21,741,498	12,132,868
Net loss from operations	(11,475,493)	(4,822,538)
Other income (expense)
Interest expense	(6,119,806)	(3,245,220)
Gain on PPP loans		2,281,262
Change in fair value of earnout liability	9,260,000
Change in fair value of debt	553,235
Change in fair value of warrant liability	3,234,586	(190,911)
Loss on debt extinguishment	(2,597,842)
Total other income (expense), net	4,330,173	(1,154,869)
Net loss before income taxes	(7,145,320)	(5,977,407)
Net loss	$ (7,145,320)	$ (5,977,407)
Net loss per share attributable to common stockholders, basic	$ (0.71)	$ (1.51)
Net loss per share attributable to common stockholders, diluted	$ (0.71)	$ (1.51)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic	10,021,632	3,957,783
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted	10,021,632	3,957,783